Note 13 - Stock Options And Warrants Outstanding (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)				20,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)	$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)	$ 44,908	$ 429,824
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	163.00%	159.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	215.00%	161.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	1,775,000	2,875,000	9,307,000
For Consulting Services, Exercisable at $0.25 [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)		75,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)	$ 0.25	$ 0.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	850,000
For Consulting Services, Exercisable at $0.40 [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)		300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)		$ 0.40
For Directors and Employee Services [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)		2,500,000
For Consulting Services, Exercisable at $0.10 [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)	$ 0.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	850,000
For Consulting Services, Exercisable at $0.50 [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	75,000
Stock Options [Member] | Minimum [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Fair Value Inputs, Discount Rate	0.10%	0.12%
Stock Options [Member] | Maximum [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Fair Value Inputs, Discount Rate	0.18%	0.21%
Minimum [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	10 days	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 days	255 days
Options Issued, Expected Term		6 years
Maximum [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 months	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	1 year 21 days	2 years
Options Issued, Expected Term		1 year